Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021		$ 4,044,318	$ 18,740	$ 12,703,896	$ (28,513,355)	$ (15,790,719)
Beginning balance, shares at Dec. 31, 2021		756,558	2,677,140
Stock-based compensation			$ 208	248,384		248,592
Stock-based compensation, shares			29,728
Exercise of stock options			$ 454	74,446		74,900
Exercise of stock options, shares			64,848
Exercise of warrants			$ 7,255	7,706,055		7,713,310
Exercise of warrants, shares			1,036,486
Common stock issued upon initial public offering, net of underwriters’ commission and offering costs of $1.8 million			$ 8,978	6,018,436		6,027,414
Common stock issued on conversion of notes payable			$ 17,738	16,047,594		16,065,332
Common stock issued on conversion of notes payable, shares			2,533,964
Net loss					(8,154,113)	(8,154,113)
Fair value of warrants issued				462,344		462,344
Beneficial conversion feature for bridge notes				(185)		(185)
Debt discount for warrants issued				352,250		352,250
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares			1,282,600
Common stock issued on conversion of convertible preferred stock		$ (4,044,318)	$ 5,296	4,039,022		4,044,318
Common stock issued on conversion of convertible preferred stock, shares		(756,558)	756,558
Ending balance, value at Dec. 31, 2022			$ 58,669	47,652,242	(36,667,468)	11,043,443
Ending balance, shares at Dec. 31, 2022			8,381,324
Stock-based compensation			$ 1,911	512,402		514,313
Stock-based compensation, shares			270,587
Net loss					(5,563,847)	(5,563,847)
Stock issued in connection with the acquisition			$ 3,955	996,045		1,000,000
Stock issued in connection with the acquisition, shares			564,972
Ending balance, value at Sep. 30, 2023			$ 64,535	49,160,689	(42,231,315)	6,993,909
Ending balance, shares at Sep. 30, 2023			9,216,883
Beginning balance, value at Dec. 31, 2022			$ 58,669	47,652,242	(36,667,468)	11,043,443
Beginning balance, shares at Dec. 31, 2022			8,381,324
Stock-based compensation			$ 3,138	745,685		748,823
Stock-based compensation, shares			448,314
Net loss					(7,937,011)	(7,937,011)
Stock issued in connection with the acquisition			$ 3,955	996,045		1,000,000
Stock issued in connection with the acquisition, shares			564,972
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares			9,505,255
Ending balance, value at Dec. 31, 2023			$ 65,762	49,393,972	(44,604,479)	4,855,255
Ending balance, shares at Dec. 31, 2023			9,394,610
Beginning balance, value at Jun. 30, 2023			$ 59,887	47,978,892	(39,940,431)	8,098,348
Beginning balance, shares at Jun. 30, 2023			8,555,365
Stock-based compensation			$ 693	185,752		186,445
Stock-based compensation, shares			96,546
Net loss					(2,290,884)	(2,290,884)
Stock issued in connection with the acquisition			$ 3,955	996,045		1,000,000
Stock issued in connection with the acquisition, shares			564,972
Ending balance, value at Sep. 30, 2023			$ 64,535	49,160,689	(42,231,315)	6,993,909
Ending balance, shares at Sep. 30, 2023			9,216,883
Beginning balance, value at Dec. 31, 2023			$ 65,762	49,393,972	(44,604,479)	4,855,255
Beginning balance, shares at Dec. 31, 2023			9,394,610
Stock-based compensation			$ 2,661	752,933		755,594
Stock-based compensation, shares			379,962
Exercise of stock options			$ 454	74,445		74,899
Exercise of stock options, shares			208,031
Exercise of warrants			$ 7,467	1,335,910		1,343,377
Exercise of warrants, shares			1,066,763
Common stock issued on conversion of notes payable			$ 13,720	2,936,280		2,950,000
Common stock issued on conversion of notes payable, shares			1,960,000
Offering costs				(785,167)		(785,167)
Net loss					(6,072,934)	(6,072,934)
Common stock issued upon initial public offering, net of underwriters' commission and offering costs of $1.8 million, shares			13,424,648
Ending balance, value at Sep. 30, 2024			$ 90,064	53,708,374	(50,677,413)	3,121,025
Ending balance, shares at Sep. 30, 2024			13,009,366
Beginning balance, value at Jun. 30, 2024			$ 79,407	52,030,280	(48,676,573)	3,433,114
Beginning balance, shares at Jun. 30, 2024			11,487,046
Stock-based compensation			$ 670	185,017		185,687
Stock-based compensation, shares			95,605
Exercise of warrants			$ 7,467	1,335,763		1,343,230
Exercise of warrants, shares			1,066,715
Common stock issued on conversion of notes payable			$ 2,520	447,480		450,000
Common stock issued on conversion of notes payable, shares			360,000
Offering costs				(290,167)		(290,167)
Net loss					(2,000,840)	(2,000,840)
Ending balance, value at Sep. 30, 2024			$ 90,064	$ 53,708,374	$ (50,677,413)	$ 3,121,025
Ending balance, shares at Sep. 30, 2024			13,009,366